Label	Element	Value
NEOS Enhanced Income Credit Select ETF | iShares Broad USD High Yield Corporate Bond ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	45.30%
NEOS Enhanced Income Credit Select ETF | SPDR Portfolio High Yield Bond ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	25.20%
NEOS Enhanced Income Credit Select ETF | Xtrackers USD High Yield Corporate Bond ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	25.10%
NEOS Enhanced Income Credit Select ETF | United States Treasury Bills [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.20%
NEOS Enhanced Income Credit Select ETF | First American Treasury Obligations Fund [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.70%
NEOS Enhanced Income Credit Select ETF | Northern US Government Money Market Fund [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.50%
NEOS Enhanced Income Credit Select ETF | S&P 500 Index Purchased/Written Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%